Vanguard Funds
Supplement Dated June 30, 2026, to the Prospectuses and Summary Prospectuses
Effective today, one or more portfolio managers no longer serve as co-portfolio manager(s) of each Fund listed in the table below (each, an “Impacted Fund, and collectively, the “Impacted Funds”).

Accordingly, all references to the removed portfolio manager(s) listed in the table below in the Impacted Funds’ Prospectuses and Summary Prospectuses are hereby deleted in their entirety.

The Impacted Funds’ investment objectives, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes
The following table lists each Impacted Fund and the corresponding portfolio manager(s) removed as co-portfolio manager(s):
Impacted Fund	Removed Portfolio Manager(s)
Vanguard Institutional Intermediate-Term Bond Fund	Brian Quigley Daniel Shaykevich David Van Ommeren
Vanguard Institutional Short-Term Bond Fund	Daniel Shaykevich David Van Ommeren
Vanguard Intermediate-Term Investment-Grade Fund	Daniel Shaykevich
Vanguard Long-Term Investment-Grade Fund	Daniel Shaykevich
Vanguard Short-Term Investment-Grade Fund	Daniel Shaykevich
VVIF — Short-Term Investment-Grade Portfolio	Daniel Shaykevich

In addition, with respect to Vanguard Institutional Intermediate-Term Bond Fund, the following replaces similar language under the heading “Investment Advisor” in the More on the Funds section:

Peter Lee, CFA, Portfolio Manager at VCM. He has worked in investment management since 2006, has been with Vanguard since 2012, and has co-managed the Fund since April 2026. Education: B.S., Villanova University; M.B.A., University of Virginia Darden School of Business.

CFA® is a registered trademark owned by CFA Institute.
© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PS PMJ 062026

Vanguard Fixed Income Securities Funds

Vanguard Malvern Funds

Vanguard Variable Insurance Funds

Supplement Dated June 30, 2026, to the Statements of Additional Information

Effective today, one or more portfolio managers no longer serve as co-portfolio manager(s) of each Fund listed in the table below (each, an “Impacted Fund,” and collectively, the “Impacted Funds”). The Impacted Funds’ investment objectives, strategies, and policies remain unchanged.

Vanguard Registrant	Impacted Fund	Removed Portfolio Manager(s)
Vanguard Fixed Income Securities Funds	Vanguard Intermediate-Term	Daniel Shaykevich
Investment-Grade Fund
	Vanguard Long-Term Investment-Grade	Daniel Shaykevich
Fund
	Vanguard Short-Term Investment-Grade	Daniel Shaykevich
Fund
Vanguard Malvern Funds	Vanguard Institutional Intermediate-Term	Brian Quigley
	Bond Fund	Daniel Shaykevich
David Van Ommeren
	Vanguard Institutional Short-Term Bond Fund	Daniel Shaykevich
David Van Ommeren
Vanguard Variable Insurance Funds	Vanguard Variable Insurance Funds –	Daniel Shaykevich
Short-Term Investment-Grade Portfolio

Statement of Additional Information Text Changes

All references to the removed portfolio manager(s) listed in the above table in the Impacted Funds’ Statements of Additional Information are hereby deleted in their entirety.

© 2026 The Vanguard Group, Inc. All rights reserved.	SAI PMJ 062026
Vanguard Marketing Corporation, Distributor.